Note 17 - Pension Plan (Details Textual) - Pension Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Pension Plan, Number of Plans	1
Defined Benefit Plan, Actual Return on Plan Assets	$ 3,079
Defined Benefit Plan, Expected Return on Plan Assets	787
Defined Benefit Plan, Actuarial Gain on Plan Assets	$ 2,292